RESEARCH, CONSULTING AGREEMENTS AND COMMITMENTS (Details)		1 Months Ended			3 Months Ended		9 Months Ended		12 Months Ended
	Jul. 31, 2018 USD ($)	Aug. 31, 2022 USD ($) shares	Mar. 31, 2022 USD ($)	Nov. 30, 2020	Sep. 30, 2023 USD ($)	Sep. 30, 2022 USD ($)	Sep. 30, 2023 USD ($)	Sep. 30, 2022 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Jun. 30, 2022 USD ($)	May 31, 2022 USD ($)	Nov. 30, 2021 USD ($)	Feb. 28, 2021 USD ($)
RESEARCH, CONSULTING AGREEMENTS AND COMMITMENTS
Research and development					$ 758,759	$ 745,506	$ 2,475,596	$ 2,059,769	$ 2,672,836	$ 1,562,927
Accrued expenses					2,594,199		2,594,199		1,175,705	1,685,409
Other income					198,544	(702,002)	524,142	(208,765)	(123,792)	(15,399,738)
Gain on reduction in liability								416,000	416,000
Settlement of accrued expenses (in shares) | shares		3,682
Research and consulting agreement | Polytherapeutics
RESEARCH, CONSULTING AGREEMENTS AND COMMITMENTS
Total amount of agreement														$ 666,667
Monthly payments														$ 20,833
Research and consulting agreement | Axella Research LLC
RESEARCH, CONSULTING AGREEMENTS AND COMMITMENTS
Total amount of agreement	$ 270,000
Research and development		$ 0
Number of agreements	3
Research and consulting agreement | Netherton Syndrome
RESEARCH, CONSULTING AGREEMENTS AND COMMITMENTS
Research and development									77,000	25,000
Research and consulting agreement | Therapeutics Inc.
RESEARCH, CONSULTING AGREEMENTS AND COMMITMENTS
Credit of prior expenses incurred					278,000
Research and development					155,000	423,000	1,113,000	904,000	1,200,000	340,000
Research and consulting agreement | Scleroderma
RESEARCH, CONSULTING AGREEMENTS AND COMMITMENTS
Total amount of agreement												$ 610,000
Research and development					85,000	173,000	361,000	250,000	276,000
Consulting agreements | Axella Research LLC
RESEARCH, CONSULTING AGREEMENTS AND COMMITMENTS
Accrued expenses										194,000
Consulting agreements | Investor Relations firm
RESEARCH, CONSULTING AGREEMENTS AND COMMITMENTS
Monthly payments					14,000		14,000		14,000
Accrued expenses										584,000
Other income			$ 416,000
Gain on reduction in liability			$ 168,000
Consulting fees					$ 0	$ 0	$ 0	$ 0	112,000	$ 70,000
Consulting agreements | Netherton Syndrome
RESEARCH, CONSULTING AGREEMENTS AND COMMITMENTS
Total amount of agreement													$ 250,000
Consulting agreements | Therapeutics Inc.
RESEARCH, CONSULTING AGREEMENTS AND COMMITMENTS
Initial term				3 years
Written termination notice period				90 days
Total amount of agreement									$ 830,000		$ 4,400,000